Assets Held for Sale (Details) - Schedule of Assets Held for Sale R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
Assets Held for Sale [Abstract]
Hypermarkets stores	R$ 95 [1]
Total	R$ 95

[1]	On February 25, 2022, GPA and the Company sold 17 owned properties (11 owned by GPA and 6 properties acquired by the Company) with a total sale value of up to R$1,200, to the Brazel Properties real estate fund (“Fund”) with the intervention and guarantee of the Company.